CONVERTIBLE NOTES	12 Months Ended
Jul. 31, 2026
Convertible Notes
CONVERTIBLE NOTES

8. CONVERTIBLE NOTES

On January 16, 2026, the Company entered into securities purchase agreement (the “SPA”) and Registration Rights Agreement (the “RRA”) with an institutional investor (the “Buyer”) relating to the issuance and sale of a series of original issue discount senior unsecured convertible notes for up to an aggregate principal amount of US$200,000,000 (the “Notes”). The Notes are convertible into ordinary shares of the Company, par value US$0.001 per share.

On January 16, 2026, the Company issued and sold to the Buyer a Note in the original principal amount of US$1,515,000 (the “Initial Note”) at a purchase price of US$1,363,500 representing an original issuance discount of 10% to the principal of the Initial Note. Unless earlier converted, the Initial Note will mature on January 16, 2028 (the “Maturity Date”). The Note will accrue interest at a rate of 10% per annum, subject to adjustment pursuant to the terms of the Note. Interest is payable on the first Trading Day (as defined in the Note) of each calendar month, with the first being February 2, 2026. The Company has the option, provided certain conditions are met, to pay interest in cash, a combination of cash and ordinary shares, or, with the Buyer’s prior consent, to add the amount of such interest to the outstanding principal of a Note. The Buyer has the right to convert all or a portion of the Note at any time after the date of issuance and prior to the Maturity Date, at a conversion price of US$1.98, with the amount of 110% of the sum of the portion of the principal to be converted, accrued and unpaid interests and late charges as well as any other unpaid amounts (the “Conversion Amount”).

At any time, the Buyer may at the Buyer’s option convert all or any part of the Conversion Amount (the “Alternate Conversion Amount”) into ordinary shares at a conversion rate equal to the quotient of (x) the Conversion Amount, divided by (y) the Alternate Conversion Price; provided, that if an event of default has occurred and is continuing, the Buyer may at the Buyer’s option convert the Alternate Conversion Amount into ordinary shares at a conversion rate equal to the quotient of (x) 120% of the Conversion Amount, divided by (y) the Alternate Conversion Price. Alternate Conversion Price shall be the lower of (i) the applicable conversion price and (ii) the greater of (x) the Floor Price then in effect and (y) 90% of the lowest Volume Weighted Average Price (“VWAP”) of the ordinary shares during the 10 consecutive Trading Days period.

In May 2026, the Company and the holder of the Initial Note amended the Securities Purchase Agreement and the form of Senior Unsecured Convertible Note. The principal change was the removal of the Adjusted Floor Price reset mechanism. Following the amendment, the Floor Price remains fixed at US$0.3248 per ordinary share and is no longer subject to automatic reset. All other material terms of the Initial Note remain unchanged.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

As of July 31, 2026, only Initial Note has been issued under the SPA. The remaining undrawn capacity under the SPA does not give rise to a recognized asset or liability in these financial statements and will be evaluated for recognition and disclosure as additional notes are issued. The Company received net proceeds of US$1,192,450 in January 2026 under the issuance of the Initial Note.

Based on the Group’s evaluation, the conversion feature of the convertible notes is required to be bifurcated as a separate unit of a derivative liability and measured at fair value as it is not clearly and closely related to the debt host contract; while the host of Initial Note initially measured at amortized cost at a discount and accreted over its life. The fair value of the derivative liability was determined by management with the assistance of an independent third-party valuation specialist based on binomial model, which captures the path-dependent payoff of the Alternate Conversion feature, with risk-neutral probabilities applied at each node and discounting at the risk-free rate. Key assumptions are summarized below.

Derivative liability
Discount rate	16.01%
Risk-free rate	4.17%
Dividend yield	-%
Volatility	84.05%

As of July 31, 2026, 468,778 ordinary shares were converted and registered through the Initial Note. The following table provides additional information about the reconciliation of the fair value measurements of the derivative liability using significant unobservable inputs (Level 3):

Derivative liability
Initial fair value as of January 16, 2026	$970,517
Gain on fair value change	(346,729)
Conversion to shares	(137,795)
Fair value as of July 31, 2026	$485,993

The following table provides additional information about the movement of the debt host:

	As of January 16,	For the period ended July 31,
	2026	2026
Par value	$1,515,000	-
Issuance discount	(151,500)	-
Transaction fees allocation	(49,299)	-
Bifurcation of derivative liability	(970,517)	-
Debt host, initial recognition	$343,684	$343,684
Repayment through conversion of shares	-	(97,718)
Amortization	-	130,124
Debt host as of July 31, 2026	-	$376,090

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)